Basis of preparation and accounting policies (Policies)	6 Months Ended
Jun. 30, 2020
Basis of preparation and accounting policies [abstract]
Presentation of Risk management disclosures

1.2.1 Presentation of Risk management disclosures

Certain disclosures of the nature and extent of risks related to financial instruments as disclosed in the 2019 ING Group Consolidated financial statements and included in the 2019 ING Group Annual Report on Form 20-F are updated due to the Covid-19 developments in the first six months of 2020.

Although these disclosures are included in the ‘Risk management’ section, they are an integral part of the ING Group Condensed consolidated interim financial statements. The disclosures are indicated by the symbol (*).

Reconciliation net result under IFRS-EU and IFRS-IASB

1.2.2 Reconciliation between IFRS-EU and IFRS-IASB

ING Group also publishes its Consolidated financial statements and Condensed consolidated interim financial statements based on IFRS-EU. IFRS-EU refers to International Financial Reporting Standards (‘IFRS’) as adopted by the European Union (EU), including the decisions ING Group made with regard to the options available under IFRS as adopted by the EU. IFRS-EU differs from IFRS-IASB in respect of certain paragraphs in IAS 39 ‘Financial Instruments: Recognition and Measurement’ regarding hedge accounting for portfolio hedges of interest rate risk. Under IFRS 9, the IAS 39 hedge accounting principles can be applied.

Under IFRS-EU, ING Group applies fair value hedge accounting for portfolio hedges of interest rate risk (fair value macro hedges) in accordance with the EU carve-out version of IAS 39. Under the EU IAS 39 carve-out, hedge accounting may be applied, in respect of fair value macro hedges, to core deposits and hedge ineffectiveness is only recognised when the revised estimate of the amount of cash flows in scheduled time buckets falls below the original designated amount of that bucket and is not recognised when the revised amount of cash flows in scheduled time buckets is more than the original designated amount. Under IFRS-IASB, hedge accounting for fair value macro hedges cannot be applied to core deposits and ineffectiveness arises whenever the revised estimate of the amount of cash flows in scheduled time buckets is either more or less than the original designated amount of that bucket.

This information is prepared by reversing the hedge accounting impacts that are applied under the EU ‘carve-out’ version of IAS 39. Financial information under IFRS-IASB accordingly does not take account of the possibility that had ING Group applied IFRS-IASB as its primary accounting framework it might have applied alternative hedge strategies where those alternative hedge strategies could have qualified for IFRS-IASB compliant hedge accounting. These decisions could have resulted in different shareholders’ equity and net result amounts compared to those indicated in this Condensed consolidated interim financial statements on Form 6-K.

Both IFRS-EU and IFRS-IASB differ in several areas from accounting principles generally accepted in the United States of America (US GAAP)

A reconciliation between IFRS-EU and IFRS-IASB is included below.

Reconciliation net result under IFRS-EU and IFRS-IASB
	1 January to 30 June
	2020	2019
In accordance with IFRS-EU	969	2,556
Adjustment of the EU IAS 39 carve-out	–493	–1,093
Tax effect of the adjustment	115	243
Effect of adjustment after tax	–379	–850

In accordance with IFRS-IASB (attributable to the shareholders of the parent)	591	1,707
Non-controlling interests	36	47
In accordance with IFRS-IASB Total net result	626	1,754

Reconciliation shareholders’ equity under IFRS-EU and IFRS-IASB
	30 June 2020	31 December 2019
In accordance with IFRS-EU	54,305	53,769
Adjustment of the EU IAS 39 carve-out	–4,157	–3,658
Tax effect of the adjustment	1,001	885
Effect of adjustment after tax	–3,156	–2,773

Shareholders’ equity	51,149	50,996
Non-controlling interests	1,022	893
In accordance with IFRS-IASB Total Equity	52,171	51,889

Changes in IFRS effective in 2020

1.3 Changes to accounting policies

ING Group has consistently applied its accounting policies to all periods presented in these Condensed consolidated interim financial statements, except for amendments that became effective in 2020.

1.3.1 Changes in IFRS effective in 2020

A number of amended standards became applicable for the current reporting period with no significant impact on ING Group’s accounting policies, ING Group’s results or financial position.

The list of amendments effective in the current period and applicable for ING Group:

•Amendments to IAS 39 ‘ Financial Instruments: Recognition and Measurements’ and IFRS 7 ‘ Financial Instruments: Disclosures’: ‘IBOR Reform and its Effects on Financial Reporting – Phase 1’ (issued on 26 September 2019 and early adopted by ING in 2019);

•Amendments to IFRS 3 ‘Business Combinations’: Definition of a Business (issued on 22 October 2018);

•Amendments to IAS 1 and IAS 8: ‘Definition of Material’ (issued on 31 October 2018); and

•Amendments to References to the Conceptual Framework in IFRS Standards (issued on 29 March 2018).

In May 2020 the IASB also issued amendments to IFRS 16 ‘Leases’: ‘Covid-19-Related Rent Concessions’ to provide lessees with an exemption from assessing whether a Covid-19-related rent concession is a lease modification. The amendments are effective for annual reporting periods beginning on or after 1 June 2020, with earlier application permitted (including financial statements not yet authorised for issue at 28 May 2020) and are also available for interim reports. The amendments will not have material impact on ING Group’s accounting policies, ING Group’s results or financial position.

ING Group has not early adopted any standard, interpretation or amendment (including the above mentioned IFRS 16 amendments) which has been issued, but is not yet effective.

For further information, reference is made to Note 1 ‘Basis of preparation and accounting policies, 1.4.2 Upcoming changes in IFRS after 2019’ in the 2019 ING Group Consolidated financial statements as included in the Form 20-F

Significant judgments and critical accounting estimates and assumptions

1.4 Significant judgments and critical accounting estimates and assumptions The preparation of the Condensed consolidated interim financial statements requires management to make judgements in the process of applying its accounting policies and to use estimates and assumptions. The estimates and assumptions affect the reported amounts of the assets and liabilities and the amounts of the contingent assets and contingent liabilities at the balance sheet date, as well as reported income and expenses for the period. The actual outcome may differ from these estimates. The process of setting assumptions is subject to internal control procedures and approvals.

As discussed in Note 1.5 ‘ Significant judgements and critical accounting estimates and assumptions’ of the 2019 ING Group Consolidated financial statements as included in the Form 20-F, ING Group has identified the following 3 areas that require management to make significant judgements and use critical accounting estimates and assumptions based on the information and financial data that may change in future periods:

•The determination of the fair values of financial assets and liabilities;

•Loan loss provisions; and

•Provisions.

These areas continue to be relevant for these Condensed consolidated interim financial statements, and, in particular, an increased level of estimation uncertainty is observed for Loan loss provisions due to Covid-19 outbreak and determination of the fair values of financial assets and liabilities due to market developments in the first six months of 2020.

In addition to the disclosures in the 2019 Annual Report on Form 20-F, the increased uncertainty for Loan loss provisions from Covid-19 manifested itself in the following key areas: the uncertainty around macroeconomic forecasts and the period and duration of the economic recovery path; uncertainty around determining when there has been a significant increase in credit risk, especially in the light of government measures such as payment holidays where traditional risk drivers in ECL models based on payment behaviour can be ineffective as these clients are not required to make regular payments and limited (if any) information is available. For further discussion and details of the significant judgements and critical accounting estimates and assumptions relating to the Loan loss provisions, reference is made to paragraph ‘Loan loss provisioning’ in the ‘Risk management’ section of the interim report.

In light of uncertainties due to Covid-19, the assessment of impairment of non-financial assets became a new area of critical accounting estimates in the first six months of 2020. For ING it mainly related to the assessment for potential impairment of goodwill and an investment in associate (TMB), which involves estimation of their recoverable amounts. Recoverable amounts are sensitive to the assumptions used and their estimation becomes particularly judgmental in light of uncertainties due to Covid-19. The projected cash flows, discount rates and growth rates are particularly relevant and the sensitivity of the recoverable amounts to these assumptions is described in Note 7 ‘Intangible assets’ and Note 6 ‘Investments in associates and joint ventures’.

Description of policy of other developments explanatory

1.5 Other developments

ING has historically aligned the Definition of Default for regulatory purposes with the definition of ‘credit-impaired’ financial assets under IFRS 9 (Stage 3). To comply with new regulatory technical standards (RTS) and EBA guidelines ING updated its Definition of Default in the first quarter of 2020. Consequently, ING updated this definition also for IFRS 9 purposes. From an accounting perspective, this represents a change in accounting estimate. This change had no material impact on the Expected Credit Losses but impacted the migration of assets mainly between Stage 2 and Stage 3 resulting in an increase in Stage 3 assets. For more details on this impact, reference is made to paragraph ‘Loan loss provisioning’ in the ‘Risk management’ section of the interim report.